SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Assumptions Used to Value Options Granted

	2013	2012	2011
Dividend yield	0%	0%	0%
Expected volatility	67%	60%	77%
Risk-free interest rate	1.8%	2.2%	1.8%
Contractual term	10 years	10 years	10 years
Early exercise multiple	215% - 246%	218% - 229%	218% - 229%

Schedule of Share Option Activity

	Year ended December 31
	2013		2012		2011
	Number of shares upon exercise	Weighted average exercise price*	Number of shares upon exercise	Weighted average exercise price*	Number of shares upon exercise	Weighted average exercise price*
Outstanding at the beginning of the year	1,866,940	2.13	1,789,760	2.08	1,576,648	1.92
Granted	174,420	6.02	168,980	3.12	282,200	2.88
Exercised	(47,940)	0.15			(51,272)	0.94
Forfeited	(25,636)	3.12	(91,800)	3.12	(17,816)	3.04
Outstanding at the end of the year	1,967,784	2.51	1,866,940	2.13	1,789,760	2.08
Exercisable at the end of the year	1,747,532	2.29	1,335,112	1.74	1,067,668	1.45

*	In dollars per share.

Schedule of Stock Options Outstanding by Exercise Price Range

Options outstanding				Options exercisable
Exercise prices*	Shares upon exercise of options outstanding at end of year	Weighted average remaining contractual life	Aggregate intrinsic value (U.S. dollars in thousands)	Shares upon exercise of options outstanding at end of year	Weighted average remaining contractual life	Aggregate intrinsic value (U.S. dollars in thousands)
0.0001	285,600	1.78	7,714	285,600	1.78	7,714
0.001	27,200	0.96	735	27,200	0.96	735
1.47	408,000	4.93	10,420	408,000	4.93	10420
1.62	40,800	4.62	1,036	40,800	4.62	1,036
3.12	1,031,764	6.98	24,649	870,536	6.97	20,797
5.34	160,820	9.27	3,485	115,396	9.27	2,501
14	13,600	9.76	177
	1,967,784	5.87	48,216	1,747,532	5.65	43,203

*	In dollars per share

Schedule of Stock-Based Compensation Expense

	Year ended December 31
	2013	2012	2011
	U.S. dollars in thousands
Cost of revenues	$32	$17	$8
Research and development expenses - net	56	60	72
Selling and marketing expenses	77	40	84
General and administrative expenses	944	150	179
	$1,109	$267	$343

Schedule of Accumulated Other Comprehensive Income

	December 31
	2013	2012
	U.S. dollars in thousands
Currency translation adjustment	$25	$14
Unrealized loss from cash flow hedge*	(90)	(261)
	$(65)	$(247)

*	During 2013, an amount of $261,000 in respect of unrealized loss from cash flow hedge was reclassified from accumulated other comprehensive loss into financial expenses.